Components of Basic and Diluted Earnings (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended						4 Months Ended		5 Months Ended		9 Months Ended	12 Months Ended
		Jul. 31, 2017	Sep. 30, 2017	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Jul. 31, 2017		Dec. 31, 2017		Dec. 31, 2016	Mar. 31, 2017
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss available to common shareholders			$ (15,693)	$ (23,573)								$ (39,266)
Weighted average outstanding shares of common stock, basic	[1]											21,539,143
Weighted average common stock and equivalents												21,539,143
Loss per share, basic			$ (0.81)	$ (1.02)								$ (1.82)	[2]
Loss per share, diluted			$ (0.81)	$ (1.02)								$ (1.82)	[3]
In-the-money Options, Warrants and Restricted Stock Awards and Units
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Incremental "in-the-money" options, warrants, and restricted stock awards and units outstanding at the end of the period	[4]											7,869,553
Predecessor
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss available to common shareholders		$ (1,122,475)			$ (524,434)	$ (94,855)	$ (297,676)	$ (178,490)	$ (89,097)	$ (1,646,909)				$ (565,263)	$ (660,118)
Weighted average outstanding shares of common stock, basic										47,121,330	[1]			47,067,887	47,071,066	[1]
Weighted average common stock and equivalents										47,121,330				47,067,887	47,071,066
Loss per share, basic		$ (23.82)			$ (11.13)	$ (2.01)	$ (6.32)	$ (3.79)	$ (1.89)	$ (34.95)	[2]			$ (12.01)	$ (14.02)	[2]
Loss per share, diluted		$ (23.82)			$ (11.13)	$ (2.01)	$ (6.32)	$ (3.79)	$ (1.89)	$ (34.95)	[3]			$ (12.01)	$ (14.02)	[3]
Predecessor | In-the-money Options, Warrants and Restricted Stock Awards and Units
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Incremental "in-the-money" options, warrants, and restricted stock awards and units outstanding at the end of the period	[4]														1,233

[1]	Basic weighted average shares outstanding includes 924,125 shares issuable upon the exercise of New Creditor Warrants held by U.S. citizens at December 31, 2017 (Successor).
[2]	The Company calculates "Loss per share, basic" by dividing "Net loss available to common shareholders" by "Weighted average outstanding share of common stock, basic".
[3]	The Company calculates "Loss per share, diluted" by dividing "Net loss available to common shareholders" by "Weighted average common stock and equivalents".
[4]	For the period from August 1, 2017 through December 31, 2017, the Company also had 5,062,089 shares of "out-of- the-money" warrants outstanding at the end of the period.